May 01, 2025
HAWAII MUNICIPAL BOND FUND | Class A Shares
Bishop Street Hawaii Municipal Bond Fund
■■■ INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide high current income exempt from federal and Hawaii state income taxes.
■■■ FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, including to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” beginning on page 13 of this prospectus. Investors investing in the Fund through an intermediary should consult Appendix A – Intermediary-Specific Sales Charge Discounts and Waivers, which includes information regarding broker-defined sales charges and related discount and/or waiver policies that apply to purchases through certain intermediaries.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A Shares HAWAII MUNICIPAL BOND FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Shares HAWAII MUNICIPAL BOND FUND CLASS A SHARES
Management Fees	0.35%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.22%
Other Operating Expenses	0.39%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.21%
Less Fee Waivers and/or Expense Reimbursements	(0.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%
[1]	Bishop Street Capital Management, LLC (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class A Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.80% of the Fund’s average daily net assets through April 30, 2026 (Contractual Expense Limitation). In addition, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares | HAWAII MUNICIPAL BOND FUND | CLASS A SHARES | USD ($)	379	633	907	1,687

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

■■■ PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund’s assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund’s assets that may be invested in obligations that pay income subject to the federal alternative minimum tax (the “Federal AMT”) applicable to non-corporate shareholders (i.e., shareholders that are not taxed as corporations, including but not limited to individual investors). To the extent that the Fund invests in securities subject to the Federal AMT, the income received from these securities could be taxable to certain shareholders. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations, such as state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in municipal bonds that are pre-refunded, meaning that the payment of principal and interest of the bonds is funded from a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government

(including its agencies and instrumentalities). There is no limit on the average maturity of the Fund’s portfolio. While the portfolio duration of the Fund’s portfolio will vary, it is generally expected to be within a 10% margin (higher or lower) of the duration of the Fund’s benchmark index.

The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio managers give special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund’s portfolio, including the current state of a bond’s issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund’s shareholders. The portfolio management team may choose to sell a bond based on its analysis of the economy and any direct impact on budget cash flows, debt ratios, and credit ratings.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

■■■ PRINCIPAL RISKS
■■■ PERFORMANCE INFORMATION

The bar chart and table that follow illustrate the risks and volatility of an investment in Class A Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.

The following bar chart shows changes in performance of the Fund’s Class A Shares from calendar year to calendar year. Sales charges are not reflected in the bar chart; if they were reflected, returns would be less than those shown.

Best Quarter	Worst Quarter
5.33%	(5.02)%
12/31/2023	3/31/2022

The performance information shown above is based on a calendar year. The Fund’s Class A Shares’ performance information from 1/1/25 to 3/31/25 was (0.19)%.

Average Annual Total Returns (for the periods ended December 31, 2024)

The following table compares the Fund’s Class A Shares’ average annual total returns (after applicable sales charges) to those of the Bloomberg US Municipal Bond Index, and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - Class A Shares - HAWAII MUNICIPAL BOND FUND		1 Year	5 Years	10 Years
CLASS A SHARES		(1.88%)	(0.59%)	0.79%
CLASS A SHARES | After Taxes on Distributions		(1.89%)	(0.63%)	0.73%
CLASS A SHARES | After Taxes on Distributions and Sales		(0.30%)	(0.09%)	1.03%
Bloomberg US Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.05%	0.99%	2.25%
ICE BofA 1-22 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	1.44%	1.17%	2.18%
[1]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the ICE BofA 1-22 Year US Municipal Securities Index to the Bloomberg US Municipal Bond Index.

HAWAII MUNICIPAL BOND FUND | Class A Shares | Fixed Income Risk

■ Fixed Income Risk

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer-duration securities are generally more volatile, so the maturity and duration of securities affects their risk. There is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

HAWAII MUNICIPAL BOND FUND | Class A Shares | Concentration Risk
■	Concentration Risk

The Fund’s concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

HAWAII MUNICIPAL BOND FUND | Class A Shares | Municipal Issuer Risk
■	Municipal Issuer Risk

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. In addition, the Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

HAWAII MUNICIPAL BOND FUND | Class A Shares | Management Risk
■	Management Risk
The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
HAWAII MUNICIPAL BOND FUND | Class A Shares | Liquidity Risk
■	Liquidity Risk
Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.
HAWAII MUNICIPAL BOND FUND | Class A Shares | Valuation Risk
■	Valuation Risk
Valuation risk is the risk that certain securities may be difficult to value.
HAWAII MUNICIPAL BOND FUND | Class A Shares | Pre-Refunded Bonds Risk
■	Pre-Refunded Bonds Risk

Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of the U.S. Treasury and/or U.S. Government agencies or instrumentalities. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond.

HAWAII MUNICIPAL BOND FUND | Class A Shares | Tax Risk
■	Tax Risk

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (“IRS”) or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to non-corporate shareholders subject to the Federal AMT.

HAWAII MUNICIPAL BOND FUND | Class A Shares | Cyber Security Risk
■	Cyber Security Risk

The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

HAWAII MUNICIPAL BOND FUND | Class A Shares | Risk Nondiversified Status [Member]
The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
HAWAII MUNICIPAL BOND FUND | Class A Shares | Risk Lose Money [Member]
You could lose money by investing in the Fund.
HAWAII MUNICIPAL BOND FUND | Class A Shares | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
HAWAII MUNICIPAL BOND FUND | Class I Shares
Bishop Street Hawaii Municipal Bond Fund
■■■ INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide high current income exempt from federal and Hawaii state income taxes.
■■■ FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, including to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Shares HAWAII MUNICIPAL BOND FUND CLASS I SHARES
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Shares HAWAII MUNICIPAL BOND FUND CLASS I SHARES
Management Fees	0.35%
Shareholder Servicing Fees	0.22%
Other Operating Expenses	0.39%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	0.96%
Less Fee Waivers and/or Expense Reimbursements	(0.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.55%
[1]	Bishop Street Capital Management, LLC (Adviser) has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses for Class I Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, excluded expenses)) from exceeding 0.55% of the Fund’s average daily net assets through April 30, 2026 (Contractual Expense Limitation). In addition, the Board of Trustees (Board) of Bishop Street Funds (Trust) may permit the Adviser to receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation: (i) at the time of the fee waiver and/or expense reimbursement; and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I Shares | HAWAII MUNICIPAL BOND FUND | CLASS I SHARES | USD ($)	56	265	491	1,141

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal bonds, the interest from which is exempt from regular federal and Hawaii state income taxes. While the Adviser attempts to maximize the portion of the Fund’s assets invested in Hawaii issues, the Fund may also invest in municipal bonds issued by other U.S. states, territories and possessions. There is no restriction upon the amount of the Fund’s assets that may be invested in obligations that pay income subject to the federal alternative minimum tax (the “Federal AMT”) applicable to non-corporate shareholders (i.e., shareholders that are not taxed as corporations, including but not limited to individual investors). To the extent that the Fund invests in securities subject to the Federal AMT, the income received from these securities could be taxable to certain shareholders. Although the Adviser intends to invest Fund assets across a variety of municipal securities, the Fund may have significant positions in certain types of municipal obligations, such as state and local general obligation bonds (bonds whose payments are typically backed by the taxing power of the municipal issuer) and revenue bonds (bonds whose payments are backed by revenue from a particular source). The Fund may also invest in municipal bonds that are pre-refunded, meaning that the payment of principal and interest of the bonds is funded from a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities). There is no limit on the average maturity of the Fund’s portfolio. While the portfolio duration of the Fund’s portfolio will vary, it is generally expected to be within a 10% margin (higher or lower) of the duration of the Fund’s benchmark index.

The Adviser will use its judgment to invest in securities that will provide a high level of current income in light of current market conditions. In making a determination to buy, sell or hold a security, the portfolio managers give special consideration to the relative value of the security in comparison to the available alternatives, while remaining consistent with the objectives of the portfolio. The portfolio management team considers several factors when selecting securities for the Fund’s portfolio, including the current state of a bond’s issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer’s credit rating. The portfolio management team may continue to hold a bond that has been downgraded if it believes it is in the best interest of the Fund’s shareholders. The portfolio management team may choose to sell a bond based on its analysis of the economy and any direct impact on budget cash flows, debt ratios, and credit ratings.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS
■■■ PERFORMANCE INFORMATION

The bar chart and table that follow illustrate the risks and volatility of an investment in Class I Shares of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.

The following bar chart shows changes in performance of the Fund’s Class I Shares from calendar year to calendar year.

Best Quarter	Worst Quarter
5.29%	(5.14)%
12/31/2023	3/31/2022

The performance information shown above is based on a calendar year. The Fund’s Class I Shares’ performance information from 1/1/25 to 3/31/25 was (0.13)%.

Average Annual Total Returns (for the periods ended December 31, 2024)

The following table compares the Fund’s Class I Shares’ average annual total returns to those of the Bloomberg US Municipal Bond Index, and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - Class I Shares - HAWAII MUNICIPAL BOND FUND		1 Year	5 Years	10 Years
CLASS I SHARES		1.53%	0.29%	1.36%
CLASS I SHARES | After Taxes on Distributions		1.51%	0.24%	1.31%
CLASS I SHARES | After Taxes on Distributions and Sales		1.84%	0.64%	1.53%
Bloomberg US Municipal Securities Index Return (reflects no deduction for fees, expenses or taxes)	[1]	1.05%	0.99%	2.25%
ICE BofAML 1-22 Year U.S. Municipal Securities Index Return (reflects no deduction for fees, expenses or taxes)	[1]	1.44%	1.17%	2.18%
[1]	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the ICE BofA 1-22 Year US Municipal Securities Index to the Bloomberg US Municipal Bond Index.

HAWAII MUNICIPAL BOND FUND | Class I Shares | Fixed Income Risk

Fixed Income Risk

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer-duration securities are generally more volatile, so the maturity and duration of securities affects their risk. There is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

HAWAII MUNICIPAL BOND FUND | Class I Shares | Concentration Risk
■	Concentration Risk

The Fund’s concentration of investments in securities of issuers located in Hawaii subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Hawaii obligations than a mutual fund that does not have as great a concentration in Hawaii.

HAWAII MUNICIPAL BOND FUND | Class I Shares | Municipal Issuer Risk
■	Municipal Issuer Risk

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. In addition, the Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

HAWAII MUNICIPAL BOND FUND | Class I Shares | Management Risk
■	Management Risk
The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
HAWAII MUNICIPAL BOND FUND | Class I Shares | Liquidity Risk
■	Liquidity Risk
Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.
HAWAII MUNICIPAL BOND FUND | Class I Shares | Valuation Risk
■	Valuation Risk
Valuation risk is the risk that certain securities may be difficult to value.
HAWAII MUNICIPAL BOND FUND | Class I Shares | Pre-Refunded Bonds Risk
■	Pre-Refunded Bonds Risk

Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by the Fund is funded from securities held in a designated escrow account where such securities are obligations of the U.S. Treasury and/or U.S. Government agencies or instrumentalities. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond.

HAWAII MUNICIPAL BOND FUND | Class I Shares | Tax Risk
■	Tax Risk

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service (“IRS”) or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to non-corporate shareholders subject to the Federal AMT.

HAWAII MUNICIPAL BOND FUND | Class I Shares | Cyber Security Risk
■	Cyber Security Risk

The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

HAWAII MUNICIPAL BOND FUND | Class I Shares | Risk Nondiversified Status [Member]
■	Non-Diversification Risk

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

HAWAII MUNICIPAL BOND FUND | Class I Shares | Risk Lose Money [Member]
You could lose money by investing in the Fund.
HAWAII MUNICIPAL BOND FUND | Class I Shares | Risk Not Insured Depository Institution [Member]
A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.